Revenue and Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation

 For the years ended December 31, 2018, 2017 and 2016, revenue, after eliminations between related parties resulting from consolidation, is as follows:

		2018	2017	2016
From the sale of goods associated to CEMEX’s main activities[1]	Ps	265,584	246,135	239,230
From the sale of services[2]		3,064	3,313	3,110
From the sale of other goods and services[3]		8,207	7,989	7,137

	Ps	276,855	257,437	249,477

1	Includes in each period revenue generated under construction contracts that are presented in the table below.
2	Refers mainly to revenues generated by Neoris N.V. and its subsidiaries, involved in providing information technology solutions and services.
3	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.

Disclosure of recognised revenue from construction contracts

For 2018, 2017 and 2016, revenues and costs related to construction contracts in progress were as follows:

		Accrued[1]	2018	2017	2016
Revenue from construction contracts included in consolidated revenues[2]	Ps	1,063	1,383	992	1,033
Costs incurred in construction contracts included in consolidated cost of sales[3]		(1,055)	(1,312)	(1,205)	(1,133)

Construction contracts gross operating profit (loss)	Ps	8	71	(213)	(100)

1	Revenues and costs recognized from inception of the contracts until December 31, 2018 in connection with those projects still in progress.
2	Revenues from construction contracts during 2018, 2017 and 2016, were mainly obtained in Mexico and Colombia.
3	Refers to actual costs incurred during the periods.

Summary of Changes in the Balance of Contract Liabilities with Customers

 For the years ended December 31, 2018, 2017 and 2016 changes in the balance of contract liabilities with customers are as follows:

		2018	2017	2016
Opening balance of contract liabilities with customers	Ps	770	645	660
Increase during the period for new transactions		1,070	1,156	1,040
Decrease during the period for exercise or expiration of incentives		(890)	(1,148)	(1,038)
Currency translation effects		(175)	117	(17)

Closing balance of contract liabilities with customers	Ps	775	770	645